Consolidated Statement of Income (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
INTEREST INCOME	78,369		72,567		47,649
Interest on loans and leases	52,035		48,582		31,326
Interest on deposits in banks	3,165		3,534		3,028
Interest on Central Bank compulsory deposits	4,036		519		1,051
Interest on securities purchased under resale agreements	7,572		8,673		5,369
Interest on trading assets	7,767		7,086		4,141
Interest and dividends on available-for-sale securities	3,315		3,996		2,536
Interest on held-to-maturity securities	479		177		198
INTEREST EXPENSE	(34,824)		(31,876)		(26,508)
Interest on deposits	(11,776)		(11,773)		(6,233)
Interest on securities sold under repurchase agreements	(7,291)		(7,177)		(6,489)
Interest on short-term borrowings	(8,198)		(5,314)		(7,737)
Interest on long-term debt	(4,802)		(4,586)		(4,721)
Interest on investment contracts	(2,757)		(3,026)		(1,328)
NET INTEREST INCOME	43,545		40,691		21,141
Provision for loan and lease losses	(11,871)		(15,372)		(9,361)
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	31,674		25,319		11,780
NON-INTEREST INCOME	31,238		40,436		15,775
Fee and commission income	16,630		13,479		8,941
Trading income (losses), net	2,275		9,284		(2,843)
Net gain (loss) on sale of available-for-sale securities	220		211		(114)
Net gain (loss) on foreign currency transactions	2,311		2,619		1,059
Net gain (loss) on transactions of foreign subsidiaries	(451)		(3,390)		1,938
Equity in earnings of unconsolidated companies, net	308		(9)		474
Insurance premiums, income on private retirement plans and capitalization plans	6,410		8,132		3,917
Other non-interest income	3,535		10,110		2,403
NON-INTEREST EXPENSE	(46,084)		(42,294)		(24,011)
Salaries and employee benefits (in 2010 includes gain of R$ 999 on curtailment and partial settlement of PAC Note 25)	(10,836)		(10,589)		(6,170)
Administrative expenses	(12,775)		(10,001)		(6,409)
Amortization of intangible assets	(4,592)		(3,663)		(1,201)
Insurance claims, changes in reserves for insurance operations, for private retirement plans and acquisition costs	(5,179)		(6,452)		(3,301)
Depreciation of premises and equipment	(1,476)		(1,250)		(756)
Other non-interest expenses (includes R$20, R$56 and R$53 of other than temporary impairment on available for sale securities in 2010, 2009 and 2008)	(11,226)		(10,339)		(6,174)
NET INCOME BEFORE TAXES ON INCOME	16,828		23,461		3,544
TAXES ON INCOME
Current	(4,063)		(5,477)		(1,681)
Deferred	(874)		(3,372)		3,015
TOTAL TAXES ON INCOME	(4,937)		(8,849)		1,334
NET INCOME	11,891		14,612		4,878
Less: Net income attributable to noncontrolling interests	(824)		(527)		(29)
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067		14,085		4,849
EARNINGS PER SHARE – BASIC (*)
Common (in reais per share)	2.44	[1]	3.25	[1]	1.49	[1]
Preferred (in reais per share)	2.44	[1]	3.25	[1]	1.49	[1]
EARNINGS PER SHARE – DILUTED (*)
Common (in reais per share)	2.44	[1]	3.24	[1]	1.48	[1]
Preferred (in reais per share)	2.44	[1]	3.24	[1]	1.48	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING – BASIC (*)
Common (in shares)	2,288,034,273	[1]	2,192,530,134		1,708,760,440	[1]
Preferred (in shares)	2,246,784,635	[1]	2,143,753,894		1,554,841,088	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING – DILUTED (*)
Common (in shares)	2,288,034,273	[1]	2,192,530,134	[1]	1,708,760,440	[1]
Preferred (in shares)	2,260,049,773	[1]	2,149,890,063	[1]	1,569,079,278	[1]

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).